Stock-Based Compensation - Summary of Activity of Unvested Market Condition Awards Granted (Details) - Market Condition Awards - $ / shares		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021
Shares
Beginning Balance (in shares)		0
Granted (in shares)	12,800,000	12,831,184
Vested (in shares)		0
Forfeitures (in shares)		(127,486)
Ending Balance (in shares)		12,703,698
Weighted Average Grant Date Fair Value
Beginning Balance (in dollars per share)		$ 0
Granted (in dollars per share)		4.23
Vested (in dollars per share)		0
Forfeitures (in dollars per share)		4.23
Ending Balance (in dollars per share)		$ 4.23